Financial instruments (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Financial Instruments [Abstract]
Cash	$ 13,385	$ 21,106	$ 489,971
Current liabilities	12,317,517	8,504,268	$ 908,652
Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets	108,941	106,764
Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash	13,385	21,106
Current liabilities	$ 9,384,359	$ 7,595,974
Financial instruments contractual obligations period	1 year	1 year